Outstanding warrants (Details) (USD $)		0 Months Ended
	Dec. 31, 2012	Oct. 16, 2013 One Group [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants to purchase membership units	62,280
Number of shares exchanged for warrants exercised		5,750,000
Exercise price of warrants		5.00	22.94	32.00
Merger exchange ratio		8.09 to one
Minimum price per share per agreement		$ 6.25